Victory Funds

Victory Munder Small Cap Growth Fund

Supplement dated December 31, 2019

to the Summary Prospectus dated November 1, 2019 (“Prospectus”)

The title for Gavin Hayman is changed to Senior Portfolio Manager in the section titled “Portfolio Managers” on page 15 of the Summary Prospectus.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.